Other Equity Instruments - Summary of Coupon Details - Summary of Perpetual Contingent Convertible (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other equity instruments [line items]
Principal amount	€ 136
EUR 500 million [member] | Perpetual contingent convertible securities [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 500	€ 500